Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies
Number of operating segments | segment	1		1
Cash and cash equivalents	$ 38,018,782		$ 9,867,588	$ 9,653,528
Impairment losses on any long-lived assets	0	$ 0	0	0
Assets, transfers from 1evel 1 to level 2	0		0
Assets, transfers from 1evel 2 to level 1	0		0
Liabilities, transfers from 1evel 1 to level 2	0		0
Liabilities, transfers from 1evel 2 to level 1	0		0
Assets, transfers into Level 3	0		0
Assets, transfers out of Level 3	0		0
Liabilities, transfers into Level 3	0		0
Liabilities, transfers out of Level 3	0		0
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0